Property and Equipment	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Property and Equipment

NOTE 5 – PROPERTY AND EQUIPMENT

When acquiring Xing, our property and equipment balance increased by $7,418,789.  Our property and equipment consisted of the following as of:

	September 30, 2016	December 31, 2015
Land and building	$6,270,000	$-
Trucks and coolers	630,000	-
Other property and equipment	602,182	76,551
Less: accumulated depreciation	(156,200)	(10,215)
	$7,345,982	$66,336

Depreciation expense, computed on the basis of three-to-five year useful lives for all property and equipment, and a 40-year useful life on the building, was $138,330 and $3,238 for the three months ended September 30, 2016 and 2015 (Successor). For the nine months ended September 30, 2016 (Successor), depreciation expense was $145,985.  Depreciation expense was $6,477 for the six months ended September 30, 2015 (Successor) and $5,100 for the three months ended March 31, 2015 (Predecessor).

NOTE 7 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Property and equipment	$76,551	$101,994
Less: accumulated depreciation	(10,215)	(36,541)
	$66,336	$65,453

Depreciation expense is computed on the basis of three to five year useful lives for all property and equipment. Depreciation expense from continuing operations was $10,215, $5,100 and $19,926 for the nine months ended December 31, 2015 (Successor), the three months ended March 31, 2015 (Predecessor), and the year ended December 31, 2014 (Predecessor), respectively. Depreciation expense is classified as cost of goods sold in the statements of operations. Depreciation expense from discontinued operations was $115,441 for the nine months ended December 31, 2015 (Successor).

Xing Group [Member]
Property and Equipment

Note 4 – Property and Equipment

As of June 30, 2016 and December 31, 2015, property and equipment consisted of the following:

	June 30, 2016	December 31, 2015

Building and improvements	$3,314,927	$3,314,927
Equipment	1,447,118	1,447,118
Vehicles	1,298,602	1,274,629
Furniture and office equipment	1,020,090	907,391
Computer and software	225,445	225,445
Total property and equipment	7,306,182	7,169,510
Less: accumulated depreciation	(3,350,129)	(3,134,634)
Property and equipment, net	$3,956,053	$4,034,876

Depreciation expense was $215,495 and $187,825 for the six months ended June 30, 2016 and 2015, respectively, and is included in “General and administrative” expenses in the accompanying combined statements of income.

Note 4 – Property and Equipment

As of December 31, 2015 and 2014, property and equipment consisted of the following:

	2014	2015

Building and improvements	$3,314,927	$3,314,927
Equipment	1,447,118	1,291,497
Vehicles	1,274,629	1,022,161
Furniture and office equipment	907,391	783,935
Computer and software	225,445	225,445
Total property and equipment	7,169,510	6,637,965
Less: accumulated depreciation	(3,134,634)	(2,805,212)
Property and equipment, net	$4,034,876	$3,832,753

Depreciation expense was $430,989 and $375,651 for the years ended December 31, 2015 and 2014, respectively, and is included in “General and administrative” expenses in the accompanying combined statements of income.